Financial risk review - Schedule of Reconciliation of Changes in the Net Carrying Amount of Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Write-offs	$ (7,000)
Write-offs	(5,254)	$ 0
Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	6,763,020
Credit-impaired loans at end of year	7,195,567	6,763,020
Loans at amortized cost | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of year	6,763,020
Credit-impaired loans at end of year	7,195,567	6,763,020
Loans at amortized cost | Loss allowance
Credit risk
Credit-impaired loans at beginning of year	55,200	41,476
Write-offs	(21,144)	(893)
Recoveries of amounts previously written off		1,066
Credit-impaired loans at end of year	59,410	55,200
Investments at amortized cost with credit impairment at beginning of year	4,002	0
Classified as credit-impaired during the year	0	33
Change in allowance for expected credit losses	1,249	3,717
Interest income	3	252
Investments at amortized cost with credit impairment at end of year	0	4,002
Financial instruments credit-impaired | Loans at amortized cost | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of year	21,561	5,186
Classified as credit-impaired during the year	0	130
Change in allowance for expected credit losses	6,181	14,606
Write-offs	(21,144)	(893)
Recoveries of amounts previously written off	0	1,066
Interest income	300	1,466
Credit-impaired loans at end of year	$ 6,898	$ 21,561